Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Share options award plan
Set out below are summaries of options granted under the Nomad Option Plan and the Guerrero Option Plan:

	Number of Options	Weighted average exercise price per share
		CAD $
Options outstanding as at January 1, 2020	—	—
Options deemed issued upon the RTO (Note 6)	2,425,000	0.20
Granted	8,258,100	1.03
Options outstanding as at December 31, 2020	10,683,100	0.84
Options exercisable as at December 31, 2020	7,425,000	0.67

Number and weighted average remaining contractual life of stock options outstanding and exercisable
A summary of the Company’s Options as of December 31, 2020 is as follows:

Exercise Price	Number of Options outstanding	Number of Options exercisable	Weighted Average Remaining Contractual Life (in years)
CAD $

0.20	2,425,000	2,425,000	3.6
0.90	5,000,000	5,000,000	3.6
1.12	552,100	—	4.9
1.23	2,523,300	—	4.4
1.50	182,700	—	4.6
	10,683,100	7,425,000	3.9

Stock options outstanding and exercisable by range of exercise prices
A summary of the Company’s Options as of December 31, 2020 is as follows:

Exercise Price	Number of Options outstanding	Number of Options exercisable	Weighted Average Remaining Contractual Life (in years)
CAD $

0.20	2,425,000	2,425,000	3.6
0.90	5,000,000	5,000,000	3.6
1.12	552,100	—	4.9
1.23	2,523,300	—	4.4
1.50	182,700	—	4.6
	10,683,100	7,425,000	3.9

Inputs used in determining the fair value of the options granted	The weighted average fair value of share purchase Options granted, and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

For the year ended December 31, 2020

Black-Scholes weighted average assumptions
Grant date share price and exercise price (CAD$)	$1.00
Expected dividend yield	2.0%
Expected volatility	40%
Risk-free interest rate	0.4%
Expected Option life, in years	4.4
Weighted average fair value per Option granted	$0.27

Number and weighted average remaining contractual life of RSUs and DSUs outstanding and exercisable
Set out below are summaries of RSUs granted under the Nomad Share Unit Plan:

	Number of RSUs	Weighted average intrinsic value at grant date
		CAD $
RSUs outstanding as at January 1, 2020	—	—
Granted	2,414,022	1.10
Settled	(952,722)	1.07
RSUs outstanding as at December 31, 2020	1,461,300	1.12
RSUs vested as at December 31, 2020	—	—
Set out below are summaries of DSUs granted under the Nomad DSU Plan:

	Number of DSUs	Weighted average intrinsic value at grant date
		CAD $
DSUs outstanding as at January 1, 2020	—	—
Granted	673,800	1.32
DSUs outstanding as at December 31, 2020	673,800	1.32
DSUs vested as at December 31, 2020	—	—